EQUITY - Fair Value of DSUs and RSUs (Details) - Deferred Stock Unit - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		$ 63.02		$ 55.08
Share Price on Date of Remeasurement in US Dollars per Share	$ 45.89		$ 38.30